Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 476	$ 1,079	$ 517
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	53	752	237
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	423	327	280
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 6	$ 67	$ 65